Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated
Our business serves four end-markets globally as follows:

	Successor		Predecessor
	Year Ended December 31,		January 1 through January 31,	Year Ended December 31,
	2014	2013	2013	2012
Performance Coatings
Refinish	$1,850.8	$1,670.0	$129.4	$1,759.3
Industrial	734.2	655.3	57.4	720.2
Total Net sales Performance Coatings	2,585.0	2,325.3	186.8	2,479.5
Transportation Coatings
Light Vehicle	1,384.5	1,291.5	111.6	1,390.6
Commercial Vehicle	392.2	334.3	27.8	349.3
Total Net sales Transportation Coatings	1,776.7	1,625.8	139.4	1,739.9
Total Net sales	$4,361.7	$3,951.1	$326.2	$4,219.4

Schedule of Segment Reporting Information, by Segment

	Successor
	Performance Coatings	Transportation Coatings	Total
For the Year ended December 31, 2014
Net sales (1)	$2,585.0	$1,776.7	$4,361.7
Equity in earnings in unconsolidated affiliates	(1.2)	(0.2)	(1.4)
Adjusted EBITDA (2)	547.6	292.9	840.5
Investment in unconsolidated affiliates	7.2	7.1	14.3

	Successor
	Performance Coatings	Transportation Coatings	Total
For the Year ended December 31, 2013
Net sales (1)	$2,325.3	$1,625.8	$3,951.1
Equity in earnings in unconsolidated affiliates	1.8	0.3	2.1
Adjusted EBITDA (2)	500.2	198.8	699.0
Investment in unconsolidated affiliates	7.7	8.1	15.8

	Predecessor
	Performance Coatings	Transportation Coatings	Total
January 1 through January 31, 2013
Net sales (1)	$186.8	$139.4	$326.2
Equity in earnings (losses) in unconsolidated affiliates	—	(0.3)	(0.3)
Adjusted EBITDA (2)	15.0	17.7	32.7
Investment in unconsolidated affiliates	2.0	6.7	8.7

	Predecessor
	Performance Coatings	Transportation Coatings	Total
For the Year ended December 31, 2012
Net sales (1)	$2,479.5	$1,739.9	$4,219.4
Equity in earnings in unconsolidated affiliates	—	0.6	0.6
Adjusted EBITDA (2)	426.0	151.6	577.6
Investment in unconsolidated affiliates	0.8	7.1	7.9

(1)	The Company has no intercompany sales.

(2)
The primary measure of segment operating performance is Adjusted EBITDA, which is defined as net income (loss) before interest, taxes, depreciation and amortization and other unusual items impacting operating results. Adjusted EBITDA is a key metric that is used by management to evaluate business performance in comparison to budgets, forecasts, and prior year financial results, providing a measure that management believes reflects the Company’s core operating performance.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
Reconciliation of Adjusted EBITDA to income (loss) before income taxes follows:

	Successor			Predecessor
	Year Ended December 31,		August 24 through December 31,	January 1 through January 31,	Year ended December 31,
	2014	2013	2012	2013	2012
Adjusted EBITDA	$840.5	$699.0	$—	$32.7	$577.6
Inventory step-up (a)	—	(103.7)	—	—	—
Merger and acquisition related costs (b)	—	(28.1)	(29.0)	—	—
Financing fees (c)	(6.1)	(25.0)	—	—	—
Foreign exchange remeasurement losses (d)	(81.2)	(48.9)	—	(4.5)	(17.7)
Long-term employee benefit plan adjustments (e)	0.6	(9.5)	—	(2.3)	(36.9)
Termination benefits and other employee related costs (f)	(18.4)	(147.5)	—	(0.3)	(8.6)
Consulting and advisory fees (g)	(36.3)	(54.7)	—	—	—
Transition-related costs (h)	(101.8)	(29.3)	—	—	—
IPO-related costs (i)	(22.3)	—	—	—	—
Other adjustments (j)	(10.8)	(2.3)	—	(0.1)	(12.6)
Dividends in respect of noncontrolling interest (k)	2.2	5.2	—	—	1.9
Management fee expense (l)	(3.2)	(3.1)	—	—	—
EBITDA	563.2	252.1	(29.0)	25.5	503.7
Interest expense, net	217.7	215.1	—	—	—
Depreciation and amortization	308.7	300.7	—	9.9	110.7
Income before income taxes	$36.8	$(263.7)	$(29.0)	$15.6	$393.0

(a)
During the Successor year ended December 31, 2013, we recorded a non-cash fair value adjustment associated with our acquisition accounting for inventories. These amounts increased cost of goods sold by $103.7 million.

(b)
In connection with the Acquisition, we incurred $28.1 million and $29.0 million of merger and acquisition costs during the Successor years ended December 31, 2013 and December 31, 2012, respectively. These costs consisted primarily of investment banking, legal and other professional advisory services costs.

(c)
On August 30, 2012, we signed a debt commitment letter, which included the Bridge Facility. Upon the issuance of the Senior Notes and the entry into the Senior Secured Credit Facilities, the commitments under the Bridge Facility terminated. Commitment fees related to the Bridge Facility of $21.0 million and associated fees of $4.0 million were expensed upon the payment and termination of the Bridge Facility. In connection with the amendment to the Senior Secured Credit Facilities in February 2014, we recognized $3.1 million of costs during the Successor year ended December 31, 2014. In addition to the credit facility amendment, we also incurred a $3.0 million loss on extinguishment of debt recognized during the Successor year ended December 31, 2014, which resulted directly from the pro-rata write off of unamortized deferred financing costs and original issue discounts associated with the pay-down of $100.0 million of principal on the New Dollar Term Loan (discussed further at Note 22 to the consolidated and combined financial statements included elsewhere in this Annual Report on Form 10-K).

(d)
Eliminates foreign exchange gains and losses resulting from the remeasurement of assets and liabilities denominated in foreign currencies, including a $19.4 million loss related to the acquisition date settlement of a foreign currency contract used to hedge the variability of Euro-based financing.

(e)
For the Successor years ended December 31, 2014 and 2013, eliminates the non-service cost components of employee benefit costs. Additionally, we deducted a pension curtailment gain of $7.3 million recorded during the Successor year ended December 31, 2014. For the Predecessor period January 1, 2013 through January 31, 2013 and the Predecessor year ended December 31, 2012 eliminates (1) all U.S. pension and other long-term employee benefit costs that were not assumed as part of the Acquisition and (2) the non-service cost component of the pension and other long-term employee benefit costs for the foreign pension plans that were assumed as part of the Acquisition.

(f)
Represents expenses primarily related to employee termination benefits, including our initiative to improve the overall cost structure within the European region, and other employee-related costs. Termination benefits include the costs associated with our headcount initiatives for establishment of new roles and elimination of old roles and other costs associated with cost saving opportunities that were related to our transition to a standalone entity.

(g)
Represents fees paid to consultants, advisors, and other third-party professional organizations for professional services rendered in conjunction with the transition from DuPont to a standalone entity.

(h)	Represents charges associated with the transition from DuPont to a standalone entity, including branding and marketing, information technology related costs, and facility transition costs.

(i)
Represents costs associated with the IPO, including a $13.4 million pre-tax charge associated with the termination of the management agreement with Carlyle Investment Management, L.L.C., an affiliate of Carlyle, upon the completion of the IPO.

(j)
Represent costs for certain unusual or non-operational losses and the non-cash impact of natural gas and currency hedge losses allocated to DPC by DuPont, stock-based compensation, asset impairments, equity investee dividends, indemnity income associated with the Transaction, and loss (gain) on sale and disposal of property, plant and equipment.

(k)	Represents the payment of dividends to our joint venture partners by our consolidated entities that are not wholly owned.

(l)
Pursuant to Axalta’s management agreement with Carlyle Investment Management, L.L.C., for management and financial advisory services and oversight provided to Axalta and its subsidiaries, Axalta was required to pay an annual management fee of $3.0 million and out-of-pocket expenses.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Net sales by region were as follows:

	Successor			Predecessor
	Year Ended December 31,	Year Ended December 31,	Period from August 24 through December 31,	Period from January 1 through January 31,	Year Ended December 31,
	2014	2013	2012	2013	2012
North America	$1,307.8	$1,165.4	$—	$81.6	$1,238.6
EMEA	1,672.0	1,540.4	—	141.0	1,675.4
Asia Pacific	715.0	593.7	—	51.7	595.0
Latin America	666.9	651.6	—	51.9	710.4
Total (a)	$4,361.7	$3,951.1	$—	$326.2	$4,219.4
Net long-lived assets by region were as follows:

	Successor
	December 31, 2014	December 31, 2013
North America	$481.4	$483.8
EMEA	542.0	623.5
Asia Pacific	234.3	218.1
Latin America	256.4	297.2
Total (b)	$1,514.1	$1,622.6

(a)
Net Sales are attributed to countries based on location of the customer. Sales to external customers in China represented approximately 11% and 10% of the total for the Successor years ended December 31, 2014 and 2013, respectively, as well as 11% for the Predecessor period ended January 31, 2013 and 8% in the Predecessor year ended December 31, 2012. Sales to external customers in Germany represented approximately 10% and 10% of the total for the Successor years ended December 31, 2014 and 2013, respectively, as well as 11% for the Predecessor period ended January 31, 2013 and 16% in the Predecessor year ended December 31, 2012. Canada, which is included in the North America region, represents approximately 3% of total sales in all periods.

(b)	Long-lived assets consist of property, plant and equipment, net.